Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Parties
Note 3 - Related Parties

Accounts Payable

The Company owed $63,305 and $18,423 as of September 30, 2013 and December 31, 2012, respectively, to an entity owned by the Chairman of the Board of Directors. The amounts are related to patent costs paid by the Chairman on behalf of the Company.

The Company owed $1,242 and $140 as of September 30, 2013 and December 31, 2012, respectively, to the Company’s CEO for reimbursable expenses.

Notes Payable

The Company has received short term loans from officers and directors as disclosed in Note 6 below.

Common Stock

On September 25, 2013, the Company sold 1,000,000 shares of its common stock to a Director in exchange for proceeds of $50,000. Board of director compensation expense of $650,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 27, 2013, the Company sold 500,000 shares of its common stock to the Chairman of the Board of Directors in exchange for proceeds of $25,000. Board of director compensation expense of $365,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,000,000 shares of its common stock to a Director in exchange for proceeds of $50,000. Board of director compensation expense of $780,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,500,000 shares of its common stock to a Director in exchange for proceeds of $75,000. Board of director compensation expense of $1,170,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On June 8, 2012, the Company sold 6,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,100 to one of the Company’s directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 20, 2011, the Company sold 500,000 founder’s shares at the par value of $0.00001 per share in exchange for proceeds of $5 to a newly appointed director. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The shares issued carried a total fair value of $160, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	500,000 shares of common stock valued at a total of $160, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, at a fair value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s CEO. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, and an intrinsic value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s Chairman of the Board. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold a total of 4,000,000 founder’s shares at the par value of $0.00001 per share in exchange for total proceeds of $40 to four of the Company’s directors. The shares issued carried a total fair value of $1,280, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The fair value of the common stock issuances to the founders using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	1,000,000 shares of common stock issued to each of four directors valued at $320 each, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

Common Stock Warrants

On October 1, 2012, the Company granted 1,000,000 common stock warrants to each of two directors to purchase a total of 2,000,000 shares of common stock at $1.45 per share for services provided above and beyond their services as directors. The warrants are fully vested, and are exercisable over seven (7) years from the date of grant. The total fair value of the 2,000,000 common stock warrants using the Black-Scholes option-pricing model is $1,321,496, or $0.6608 per share, based on a volatility rate of 100%, a risk-free interest rate of 0.39% and an expected term of 3.5 years, and was expensed as professional fee expense during the year ended December 31, 2012.

On September 28, 2012, the Company granted common stock warrants to the Company’s CEO pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $11,644 and $1,040 of amortization recorded to professional fee expense during the nine months ended September 30, 2013 and 2012, respectively. The unamortized balance at September 30, 2013 was $-0-.

On September 28, 2012, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $11,644 and $1,040 of amortization recorded to professional fee expense during the nine months ended September 30, 2013 and 2012, respectively. The unamortized balance at September 30, 2013 was $-0-.

On September 28, 2012, the Company granted 50,000 common stock warrants to each of nine directors to purchase a total of 450,000 shares of common stock at $1.45 per share over a seven year period from the grant date for their services as directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The total fair value of the 450,000 common stock warrants using the Black-Scholes option-pricing model is $320,564, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $202,675 and $4,458- of amortization recorded to professional fee expense during the nine months ended September 30, 2013 and 2012, respectively. The unamortized balance at September 30, 2013 was $-0-.

On September 28, 2012, the Company granted 70,000 common stock warrants to each of three directors to purchase a total of 210,000 shares of common stock at $1.45 per share for services provided above and beyond their services as directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 210,000 common stock warrants using the Black-Scholes option-pricing model is $133,788, or $0.6371 per share as of December 31, 2012, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 88%, a risk-free interest rate of 1.18% and an expected term of 7 years. The Company recognized a total of $25,317 and $2,496 of professional fee expense during the nine months ended September 30, 2013 and 2012, respectively.

On September 28, 2012, the Company granted common stock warrants to one of the directors to purchase 70,000 shares of common stock at $1.45 per share for services provided above and beyond their service as a director. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vested on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The total fair value of the 70,000 common stock warrants using the Black-Scholes option-pricing model is $49,865, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $7,763 and $694 of professional fee expense during the nine months ended September 30, 2013 and 2012, respectively. The unamortized balance at September 30, 2013 was $-0-.

Accounts Payable

The Company owed $18,423 and $-0- as of December 31, 2012 and 2011, respectively, to an entity owned by the Chairman of the Board of Directors. The amounts are related to patent costs.

The Company owed $140 and $-0- as of December 31, 2012 and 2011, respectively, to the Company’s CEO for reimbursable expenses.

Notes Payable

The Company has received short term loans from Officers and Directors as disclosed in Note 6 below.

Common Stock

On June 8, 2012, the Company sold 6,000 shares of its common stock and an equal number of warrants exercisable at $0.50 per share over a one year term pursuant to a unit offering in exchange for proceeds of $2,100 to one of the Company’s Directors. The proceeds received were allocated between the common stock and warrants on a relative fair value basis.

On January 20, 2011, the Company sold 500,000 founder’s shares at the par value of $0.00001 per share in exchange for proceeds of $5 to a newly appointed director. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The shares issued carried a total fair value of $160, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	500,000 shares of common stock valued at a total of $160, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, at a fair value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s CEO. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold 3,000,000 founder’s shares at the par value of $0.00001 per share, and an intrinsic value of $960, or $0.00032 per share, along with warrants to purchase 1,000,000 shares of series A convertible preferred stock at $0.001 per share over a ten year period from the date of issuance and warrants to purchase 17,000,000 shares of common stock at $0.00001 per share over a ten year period from the date of issuance, in exchange for proceeds of $30 to the Company’s Chairman of the Board. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The proceeds received were allocated between the common stock and warrants on a relative fair value basis. The fair value of the common stock issuance to the founder using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	3,000,000 shares of common stock valued at a total of $960, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

The total fair value of the warrant issuances to the founder using the Black-Scholes option-pricing model is as follows:

-	Warrants to purchase 1,000,000 shares of series A convertible preferred stock valued at a total of $890, or $0.00089 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $390.

-	Warrants to purchase 17,000,000 shares of common stock valued at a total of $3,910, or $0.00023 per share, based on a 105% volatility, risk-free interest rate of 3.26% and a 25% discount due to lack of marketability. The intrinsic value of the warrants was $1,530.

On June 21, 2010, the Company sold a total of 4,000,000 founder’s shares at the par value of $0.00001 per share in exchange for total proceeds of $40 to four of the Company’s directors. The shares issued carried a total fair value of $1,280, or $0.00032 per share using the Option-pricing Method to Allocation – Option Value by Capital Structure method. The sale of these units was simply to establish the internal ownership, which occurred prior to the commencement of any operational activities, or offerings to the public or friends and family members. The Company was essentially dormant from the date of formation, May 10, 2010 through the date when the unit sales occurred as part of the Company’s formation. As a result, the difference between the fair value of the shares and the cash received was not recorded as compensation expense. The fair value of the common stock issuances to the founders using the Option-pricing Method to Allocation – Option Value by Capital Structure method is as follows:

-	1,000,000 shares of common stock issued to each of four Directors valued at $320 each, or $0.00032 per share, based on a 115% expected price volatility, estimated term of 12 months, risk-free interest rate of 0.29% and a dividends rate of 0%.

Common Stock Warrants

On October 1, 2012, the Company granted 1,000,000 common stock warrants to each of two Directors to purchase a total of 2,000,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants are fully vested, and are exercisable over seven (7) years from the date of grant. The total fair value of the 2,000,000 common stock warrants using the Black-Scholes option-pricing model is $1,321,496, or $0.6608 per share, based on a volatility rate of 100%, a risk-free interest rate of 0.39% and an expected term of 3.50 years, and was expensed as professional fee expense during the year ended December 31, 2012.

On September 28, 2012, the Company granted common stock warrants to the Company’s CEO pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $6,773 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors pursuant to the commencement of an employment agreement to purchase a total of 105,000 shares of common stock at $1.45 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The fair value of the 105,000 common stock warrants using the Black-Scholes option-pricing model is $74,798, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $6,773 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted 50,000 common stock warrants to each of nine Directors to purchase a total of 450,000 shares of common stock at $1.45 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The total fair value of the 450,000 common stock warrants using the Black-Scholes option-pricing model is $320,564, or $0.7315 per share, based on a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $117,889 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted 70,000 common stock warrants to each of three Directors to purchase a total of 210,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. In accordance with Accounting Standards Codification (“ASC”) 505-50, non-employee stock based compensation awards are re-measured at each period. The total fair value of the 210,000 common stock warrants using the Black-Scholes option-pricing model is $133,788, or $0.6371 per share as of December 31, 2012, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 88%, a risk-free interest rate of 1.18% and an expected term of 7 years. The Company recognized a total of $11,811 and $-0- of professional fee expense during the years ended December 31, 2012 and 2011, respectively.

On September 28, 2012, the Company granted common stock warrants to one of the Directors to purchase 70,000 shares of common stock at $1.45 per share for services provided above and beyond their services as Directors. The warrants carry a vesting period of 50% on January 15, 2013 and the remaining 50% vest on June 15, 2013. The option to exercise this warrant shall only be available if the Company’s common stock reaches a bid price of three dollars ($3.00) per share and remains at or above three dollars ($3.00) per share for thirty (30) consecutive trading days on any and all markets or exchanges which the Company’s common stock is traded (triggering event). The warrants are exercisable over seven (7) years after the triggering event. The total fair value of the 70,000 common stock warrants using the Black-Scholes option-pricing model is $49,865, or $0.7315 per share, based on a 76% discount using a 24% probability that the triggering event would be satisfied, a volatility rate of 108%, a risk-free interest rate of 0.49% and an expected term of 3.76 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $4,515 and $-0- of professional fee expense during the years ended December 31, 2012 and 2011, respectively.